SmartETFs Advertising & Marketing Technology ETF

Schedule of Investments

at March 31, 2024 (Unaudited)

Shares	Common Stocks: 100.2%	Value
	Advertising: 48.7%
270	Alphabet Inc.*	$40,751
270	Baidu Inc.*	28,426
3,656	CyberAgent Inc.	26,517
6,150	Digital Turbine Inc.*	16,113
3,318	Future PLC	25,669
3,618	Magnite Inc.*	38,893
84	Meta Platforms Inc. - Class A *	40,789
1,366	Perion Network Ltd.*	30,708
1,734	PubMatic Inc.*	41,130
390	Roku Inc.*	25,416
804	TechTarget Inc.*	26,596
474	Trade Desk Inc./The*	41,437
4,610	Nexxen International Ltd. - ADR*	24,064
2,696	ValueCommerce Co., Ltd.	19,038
1,280	Yandex NV*[1]	9,600
9,600	LY Corp.	24,256
		459,403

	Ecommerce: 4.3%
222	Amazon.com Inc.*	40,044

	Enterprise Software/Services: 3.2%
156	Atlassian Corp PLC*	30,437

	Internet Content: 3.3%
800	Tencent Holdings Ltd.	31,052

	Marketing Technology: 40.7%
72	Adobe Inc.*	36,331
1,146	Criteo SA*	40,190
912	Double Verify Holdings Inc.*	32,066
66	HubSpot Inc.*	41,353
858	LiveRamp Holdings Inc.*	29,601
2,586	Next Fifteen Communication Group PLC*	30,156
474	Pegasystems Inc.	30,639
37,722	S4 Capital PLC*	25,018
138	salesforce.com Inc.	41,563
594	Sprout Social Inc.*	35,468
67,400	Weimob Inc.*	16,534
1,542	ZoomInfo Technologies Inc.*	24,718
		383,637

	Total Common Stocks (Cost $1,708,168)	944,573

	Total Investments (Cost $1,708,168): 100.2%	944,573
	Liabilities in Excess of Other Assets: -0.2%	(1,817)
	Total Net Assets - 100.0%	$942,756

*	Non-income producing security.

[1]	Level 3 securities fair valued under procedures established by the Board of Trustees, representing 0.00% of Net Assets.

PLC - Public Limited Company